Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - CAD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
OPERATING ACTIVITIES
Net loss	$ (5,729,020)	$ (52,891,831)
Adjustments for:
Amortization	89,146	139,020
Depreciation	92,007	75,215
Change in fair value of derivative liability	(4,863,578)	45,840,349
Impairment of notes receivable	(771,260)
Finance and other costs	4,607	10,707
Income from government assistance	(2,572)	(21,661)
Share-based payments	873,503	1,881,763
Adjustment for profit loss	(10,307,167)	(4,966,438)
Net changes in non-cash working capital items:
Receivables	(391,620)	91,003
Inventory	(104,637)	(330,987)
Prepaids	3,196,920	(1,020,462)
Right of use asset		(181,037)
Trade payables and accrued liabilities	256,093	(669,920)
Customer deposits	(74,390)	(259,086)
Deferred income	(12,635)	322,658
Loans		(2,658)
Lease liability		181,069
Funds used in operating activities	(7,437,436)	(6,835,858)
INVESTING ACTIVITIES
Cash paid for acquisition, net of cash received		(250,000)
Purchase of equipment	(33,501)	(155,540)
Disposal of equipment	10,755
Development of intellectual property		(39,478)
Purchase of investments		(500,000)
Repayment (Issuance) of notes receivable	450,000	(451,048)
Funds used in investing activities	427,254	(1,396,066)
FINANCING ACTIVITIES
Proceeds from issuance of common shares for financing		18,717,438
Share issue costs	(5,122)	(273,169)
Proceeds from issuance of common shares for warrants exercised	74,227	3,951,312
Proceeds from issuance of common shares for stock options exercised	26,875	960,373
Proceeds from issuance of common shares in lieu of cash		198,000
Proceeds from issuance of loans		60,000
Loans repayments	(3,374)	(41,055)
Repayment of lease liability	(73,865)	(56,786)
Funds provided by financing activities	18,741	23,516,113
Effects of exchange rate changes on cash	137,574	18,971
Change in cash	(6,991,441)	15,284,189
Cash, beginning of period	23,075,713	1,982,416
Cash, end of period	16,221,846	17,285,576
Cash and cash equivalents consist of the following:
Cash held in banks	15,938,501	17,002,784
Guaranteed investment certificate	283,345	282,792
Cash and cash equivalents	$ 16,221,846	$ 17,285,576